Guggenheim Multi-Hedge Strategies Fund

Under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section, the following changes apply:

•	In the third full paragraph, the first sentence is revised to delete the word “moderate.” The first sentence of the third paragraph now reads as follows:

The Fund may use leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage.

•	In the fourth full paragraph, the following sentence is added as the fifth sentence of the paragraph:

The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes.

The fourth full paragraph now reads as follows:

The Fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund may use leverage to the extent permitted by applicable law by entering into borrowing transactions (principally lines of credit) for investment purposes. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under the heading “Principal Risks” in the Fund’s “Fund Summary” section, the following changes apply:

•	The following principal risk is added:

Borrowing Risk — The Fund may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days, the Fund will seek to reduce its borrowings to meet the requirement. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

•	The existing “Leveraging Risk” is deleted and replaced in its entirety by the following:

Leveraging Risk — The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return. Leverage may also arise through the use of borrowings for investment purposes. To the extent the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the Fund from borrowing in an amount no more than 33 1/3% of its assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SUMMH-SUP-0313x0513